SUPPLEMENT TO THE PROSPECTUS

United Funds, Inc.

Waddell & Reed Funds, Inc.
Target/United Funds, Inc.

The following information replaces the disclosure regarding management of United Funds, Inc. Science and Technology Fund, Waddell & Reed Funds, Inc. Science and Technology Fund and Target/United Funds, Inc. Science and Technology Portfolio in the section entitled "Portfolio Management":


     Henry J. Herrmann is primarily responsible for the management of the Science and Technology Funds. Mr. Herrmann has held his Fund responsibilities since April 17, 2000. He is Vice President of the Funds; President, Chief Investment Officer, and Director of Waddell & Reed Financial, Inc.; Vice President, Chief Investment Officer and Director of Waddell & Reed Financial Services, Inc.; Director of Waddell & Reed, Inc.; President, Chief Executive Officer, Chief Investment Officer and Director of Waddell & Reed Investment Management Company ("WRIMCO"); and Vice President of each of the other investment companies for which WRIMCO serves as investment manager. Mr. Herrmann has been an employee of Waddell & Reed, Inc. and its successor, WRIMCO, since March 15, 1971.

To be attached to the cover page of the Prospectus of:

     United Funds, Inc. - dated September 20, 1999

     Waddell & Reed Funds, Inc. - dated September 20, 1999
     Target/United Funds, Inc. - dated May 1, 1999

This Supplement is dated April 17, 2000.

NUS2100I

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

United Funds, Inc.
Waddell & Reed Funds, Inc.
Target/United Funds, Inc.

The following information replaces the disclosure regarding management of United Funds, Inc. Science and Technology Fund, Waddell & Reed Funds, Inc. Science and Technology Fund and Target/United Funds, Inc. Science and Technology Portfolio in the section entitled "Directors and Officers":

     Henry J. Herrmann
          Vice President of the Fund; President, Chief Investment Officer, and Director of Waddell & Reed Financial, Inc.; Vice President, Chief Investment Officer and Director of Waddell & Reed Financial Services, Inc.; Director of Waddell & Reed, Inc.; President, Chief Executive Officer, Chief Investment Officer and Director of Waddell & Reed Investment Management Company ("WRIMCO"); and Vice President of each of the other investment companies for which WRIMCO serves as investment manager. Date of birth: December 8, 1942.

To be attached to the cover page of the Statement of Additional Information of:

     United Funds, Inc. - dated September 20, 1999
     Waddell & Reed Funds, Inc. - dated September 20, 1999
     Target/United Funds, Inc. - dated May 1, 1999


This Supplement is dated April 17, 2000.